MEZZANINE EQUITY (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)	Feb. 28, 2026 JPY (¥)
Mezzanine Equity
Total investment proceeds	$ 400	¥ 65,000
Mezzanine equity	2,500		¥ 71,500		¥ 391,100
Fair value measurement adjustments	$ 2,000	¥ 319,600	¥ 3,200	¥ 3,300